Indebtedness (Extinguishment of debt) (details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended
	Jun. 28, 2014	Dec. 18, 2013 2011 Term Loan due October 26, 2016 [Member]	Nov. 30, 2013 2.95% Unsecured Senior Notes due May 15, 2023 [Member] Tender Offer [Member]	Dec. 27, 2013 2.95% Unsecured Senior Notes due May 15, 2023 [Member] Redemption [Member]	Dec. 23, 2013 Senior Notes [Member]	Jun. 28, 2014 Bridge Credit Agreements [Member]
Extinguishment of Debt [Line Items]
Principal amount of debt extinguished		$ 360.0
Repayments of Debt			578.3	28.5	1,099.6
Make-whole payments	133.5
Write off of Deferred Debt Issuance Cost	10.5					19.0
Write off of Unamortized Discount	2.8
Gains (Losses) on Extinguishment of Debt	$ 165.8